Other Receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Other Receivables
8.
Other Receivables

Other receivables consisted of the following:

	September 30, 2025	December 31, 2024
Rebate receivables	$1,141	$1,117
Federal excise tax receivable	5,937	5,414
Insurance settlement in process	769	—
Income tax receivable	460	460
Other	31	149
	$8,338	$7,140

8.
Other Receivables

Other receivables consisted of the following:

(in thousands)	December 31, 2024	December 31, 2023
Rebate receivables	$1,117	$871
Federal excise tax receivable	5,414	3,079
Insurance settlement in process	—	298
Income tax receivable	460	—
Other	149	212
	$7,140	$4,460